                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

              REPORT OF THE CALENDAR YEAR ENDED: December 31, 2007


Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    Chapter IV Investors, LLC
Address: 301 South Tryon Street, Suite 1850
         Charlotte, NC 28202

13F File Number: 028-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THE REPORT ON BEHALF OF REPORTING MANAGER:

Name:  Kimberly Sturkey
Title: Chief Financial Officer
Phone: (704) 644-4072

SIGNATURE, PLACE, AND DATE OF SIGNING:


/s/ Kimberly Sturkey               Charlotte, NC           01/18/2008
--------------------------------   ---------------------   --------------------
Signature                          Place                   Date

REPORT TYPE:

[X]  13F Holdings Report

[ ]  13F Notice

[ ]  13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

None

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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            4

Form 13F information table Value Total:     $125,153
                                          (thousands)

LIST OF OTHER INCLUDED MANAGERS:

None

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                           FORM 13F INFORMATION TABLE


       COLUMN 1        COLUMN 2   COLUMN 3   COLUMN 4            COLUMN 5             COLUMN 6   COLUMN 7           COLUMN 8
---------------------  --------  ---------  ---------  ----------------------------  ----------  --------  ------------------------
                       TITLE OF               VALUE    SHARES OR                     INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER           CLASS     CUSIP    (X $1000)  PRN. AMT.  SH/PRN.  PUT/CALL  DISCRETION  MANAGERS     SOLE    SHA RED  NONE
--------------         --------  ---------  ---------  ---------  -------  --------  ----------  --------  ---------  -------  ----
Martin Marietta Matls  COM       573284106   $ 58,211    439,000  Sh                 Sole                    439,000
Ruddick Corp           COM       781258108   $ 12,679    365,700  Sh                 Sole                    365,700
Sealed Air Corp New    COM       81211K100   $ 27,768  1,200,000  Sh                 Sole                  1,200,000
Vulcan Matls Co        COM       929160109   $ 26,495    335,000  Sh                 Sole                    335,000
                                             --------
Total Value:                                 $125,153
                                             ========